Other income and expenses - Additional Information (Detail) - Navi License Agreement [Member] - Mile Stone Achievement [Member] £ in Millions, $ in Millions		1 Months Ended
	Feb. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 GBP (£)
Statement [Line Items]
Upfront Payment Received		$ 2.0	£ 1.5
Milestone payment for regulatory and commercial achievements		$ 0.9	£ 0.7
Other Income	£ 0.8